Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents the changes in AOCI by component, net of income taxes:

	Cash Flow Hedges (1)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Total
	(Millions)
Balance at December 31, 2020	$(3)	$(1)	$(92)	$(96)
Other comprehensive income (loss) before reclassifications	(40)	—	51	11
Amounts reclassified from accumulated other comprehensive income (loss)	41	—	11	52
Other comprehensive income (loss)	1	—	62	63
Balance at December 31, 2021	$(2)	$(1)	$(30)	$(33)
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(1)As of December 31, 2021, we are not applying hedge accounting to any commodity derivative instruments.
Reclassifications Out Of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of AOCI are presented in the following table by component for the year ended December 31, 2021:

Component	Reclassifications	Classification
	(Millions)
Cash flow hedges:
Energy commodity contracts	$55	Net gain (loss) on commodity derivatives
Pension and other postretirement benefits:
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit)	15	Other income (expense) – net below Operating income (loss)
Income tax benefit	(18)	Provision (benefit) for income taxes
Reclassifications during the period	$52